SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

A summary of significant accounting policies consistently applied in the preparation of the accompanying financial statements is as follows:

1. Basis of Presentation

The Company’s financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

2. Cash Equivalents

For purpose of the statements of cash flows, the Company considers all short-term investments purchased with a maturity of three months or less to be cash equivalents.

3. Deferred Offering Costs

Deferred offering costs are expenses directly related to an expected financing. These costs consisted of legal fees that the Company capitalized which will be offset against the proceeds upon completion of such future financing. During the quarter ended September 30, 2021, all such costs were charged against additional paid in capital for the funds raised during 2021.

4. Use of Estimates

In preparing the Company’s financial statements in conformity with US GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 and 2020

NOTE B - SIGNIFICANT ACCOUNTING POLICIES - continued

5. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10 Income Taxes. ASC Topic 740-10 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also provides guidance on the recognition, measurement, and classification of amounts relating to uncertain tax positions, accounting for and disclosure of interest and penalties, accounting in interim periods and disclosures. The application of that guidance did not result in the recognition of any unrecognized tax benefits at September 30, 2021 or December 31, 2020. The Company’s policy is to expense any penalties and interest associated with this topic. At September 30, 2021 and December 31, 2020, there were no amounts accrued for penalties and interest.

6. Income (Loss) Per Common Share

The Company computes net income (loss) per share in accordance with ASC 260, Earnings Per Share (“EPS”). Under the provisions of ASC 260, basic net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted-average number of common and common equivalent shares outstanding during the period. However, common shares that are considered anti-dilutive are excluded from the computation of diluted EPS. Since the Company had a loss during the nine months ended September 30, 2021 and 2020, the basic and diluted net loss per share are the same.

Potentially dilutive securities not included in the computation of loss per share for the nine months ended September 30, 2021 included 3,000,000 shares of Series F preferred stock, stock options to purchase 1,820,000 shares of common stock, and warrants to purchase 199,000 shares of common stock. Potentially dilutive securities not included in the computation of loss per share for the nine months ended September 30, 2020 included 3,000,000 shares of Series F preferred stock, stock options to purchase 1,800,000 shares of common stock, and warrants to purchase 62,500 shares of common stock. The shares of common stock potentially issuable to Diopsys upon the resolution of specified contingencies and exercise of stock options (which as of September 30, 2021 would have been approximately 4,193,000 shares) are also excluded from the loss per share calculation.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 and 2020

NOTE B - SIGNIFICANT ACCOUNTING POLICIES - continued

7. Stock-based compensation:

The Company recognizes expense for stock-based compensation in accordance with ASC Topic 718, Stock-Based Compensation. For stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black Scholes option-pricing model. The expense is recognized over the service period for awards expected to vest. The estimate of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period the estimates are revised. Stock options granted to non-employee consultants are revalued at the end of each reporting period until vested and the changes in their fair value are recorded as adjustments to expense over the related vesting period.

8. Research and Development costs:

Research and development costs are expensed as incurred.

9. Recent Accounting Pronouncements:

The following pronouncement may have an impact on the accounting policies of the Company:

In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15, Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 is intended to reduce diversity in practice on how certain cash receipts and payments are presented and classified in the statement of cash flows. The standard provides guidance in a number of situations including, among others, settlement of zero-coupon bonds, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, and distributions received from equity method investees. ASU 2016-15 also provides guidance for classifying cash receipts and payments that have aspects of more than one class of cash flows. ASU 2016-15 is effective for the Company’s fiscal year beginning January 1, 2019. The standard requires application using a retrospective transition method. The impact of adoption on the Company’s financial statements was not significant.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether the implementation of such proposed standards would be material to the financial statements of the Company.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

A summary of significant accounting policies consistently applied in the preparation of the accompanying financial statements is as follows:

1.	Basis of Presentation

The Company’s financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

2.	Cash Equivalents

For purpose of the statements of cash flows, the Company considers all short-term investments purchased with a maturity of three months or less to be cash equivalents.

3.	Deferred Offering Costs

Deferred offering costs are expenses directly related to the expected financing. These costs consisted of legal fees that the Company capitalized which will be offset against the proceeds upon completion of the financing.

4.	Use of Estimates

In preparing the Company’s financial statements in conformity with US GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 and 2019

NOTE B - SIGNIFICANT ACCOUNTING POLICIES – continued

5.	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10 Income Taxes. ASC Topic 740-10 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also provides guidance on the recognition, measurement, and classification of amounts relating to uncertain tax positions, accounting for and disclosure of interest and penalties, accounting in interim periods and disclosures. The application of that guidance did not result in the recognition of any unrecognized tax benefits at December 31, 2020 and 2019. The Company’s policy is to expense any penalties and interest associated with this topic. As of December 31, 2020 and 2019, there were no amounts accrued for penalties and interest.

6.	Income (Loss) Per Common Share

The Company computes net income (loss) per share in accordance with ASC 260, Earnings Per Share (“EPS”). Under the provisions of ASC 260, basic net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted-average number of common and common equivalent shares outstanding during the period. However, common shares that are considered anti-dilutive are excluded from the computation of diluted EPS. Since the Company had a loss during the years ended December 31, 2020 and 2019, the basic and diluted net loss per share are the same.

Potentially dilutive securities not included in the computation of loss per share at December 31, 2020 and 2019 included 3,000,000 shares of Series F preferred stock, stock options to purchase 1,800,000 shares of common stock, and warrants to purchase 62,500 shares of common stock. The shares of common stock potentially issuable to Diopsys upon resolution of specified contingencies and exercise of options (which, as of December 31, 2020 would have been 4,067,832 shares) are also excluded from the loss per share calculation.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 and 2019

NOTE B - SIGNIFICANT ACCOUNTING POLICIES - continued

7.	Stock-based Compensation

The Company recognizes expense for stock-based compensation in accordance with ASC Topic 718, Stock-Based Compensation. For stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black Scholes option-pricing model. The expense is recognized over the service period for awards expected to vest. The estimate of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period the estimates are revised. Stock options granted to non-employee consultants are revalued at the end of each reporting period until vested and the changes in their fair value are recorded as adjustments to expense over the related vesting period.

8.	Research and Development Costs

Research and development costs are expensed as incurred.

9.	Recent Accounting Pronouncements

The following pronouncements may have an impact on the accounting policies of the Company:

In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15, Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 is intended to reduce diversity in practice on how certain cash receipts and payments are presented and classified in the statement of cash flows. The standard provides guidance in a number of situations including, among others, settlement of zero-coupon bonds, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, and distributions received from equity method investees. ASU 2016-15 also provides guidance for classifying cash receipts and payments that have aspects of more than one class of cash flows. ASU 2016-15 is effective for the Company’s fiscal year beginning January 1, 2019. Early adoption is permitted. The standard requires application using a retrospective transition method. The impact of adoption on the Company’s financial statements was not significant.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether the implementation of such proposed standards would be material to the financial statements of the Company.